REVENUE - Schedule of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 178,453	$ 365,547
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	170,613	347,313
Reimbursable expenses
Disaggregation of Revenue [Line Items]
Revenue	6,555	16,285
Non-controlling interests
Disaggregation of Revenue [Line Items]
Revenue	$ 1,285	$ 1,949